April 29, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:            JNLNY Separate Account I
File Nos. 333-118370 and 811-08401

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call me at (517) 702-2442.

Very truly yours,

/s/ JEANNETTE BRYA

Jeannette Brya
Attorney